Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue
Revenue	$ 603,927	$ 599,236	$ 1,356,804	$ 1,307,755
Other revenue	627,871	619,385	1,406,498	1,352,622
Fuel, power and water purchased	142,156	168,902	417,112	416,413
Net revenue	485,715	450,483	989,386	936,209
Operating expenses (recovery)	241,482	206,330	461,769	418,332
Administrative expenses	25,692	20,107	43,525	37,559
Depreciation and amortization	118,448	112,547	240,089	232,511
Loss on foreign exchange	6,379	4,464	7,815	4,726
Operating income (loss), before gain on sale of renewable assets				243,081
Gain on sale of renewable assets	0	0	0	1,200
Operating income	93,714	107,035	236,188	244,281
Interest expense	(89,663)	(64,573)	(171,581)	(122,516)
Income (loss) from long-term investments	(277,696)	(113,380)	(57,684)	(124,069)
Other expenses	(44,634)	(14,223)	(50,891)	(20,787)
Loss before income taxes	(318,279)	(85,141)	(43,968)	(23,091)
Property, plant and equipment	12,336,931		12,336,931		$ 11,944,885
Investments carried at fair value	1,213,718		1,213,718		1,344,207
Equity-method investees	388,516		388,516		381,802
Total assets	17,968,713		17,968,713		17,627,613
Capital expenditures	245,209	247,538	414,958	575,237
Revenue related to net hedging loss, not recognized as revenue from contract with customers	4,328	25,062		29,892
Revenue related to net hedging gain, not recognized as revenue from contract with customers			11,527
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	9,083	8,811	12,789	15,089
Other revenue
Revenue
Other revenue	23,944	20,149	49,694	44,867
Corporate
Revenue
Revenue	0	0	0	0
Fuel, power and water purchased	0	0	0	0
Net revenue	364	382	725	768
Operating expenses (recovery)	(146)	19	7	22
Administrative expenses	1,100	631	3,178	2,468
Depreciation and amortization	403	262	642	526
Loss on foreign exchange	6,379	4,464	7,815	4,726
Operating income (loss), before gain on sale of renewable assets				(6,974)
Gain on sale of renewable assets				0
Operating income	(7,372)	(4,994)	(10,917)	(6,974)
Interest expense	(30,519)	(25,851)	(59,064)	(46,655)
Income (loss) from long-term investments	(313,287)	(145,320)	(136,870)	(188,144)
Other expenses	(2,427)	(6,602)	(4,435)	(8,023)
Loss before income taxes	(353,605)	(182,767)	(211,286)	(249,796)
Property, plant and equipment	29,316		29,316		29,260
Investments carried at fair value	0		0		0
Equity-method investees	8,789		8,789		15,500
Total assets	319,237		319,237		266,105
Capital expenditures	0	0	0	0
Corporate | Other revenue
Revenue
Other revenue	364	382	725	768
Regulated Services Group | Operating Segments
Revenue
Revenue	532,233	507,095	1,206,394	1,129,854
Fuel, power and water purchased	138,374	159,256	405,524	393,828
Net revenue	408,059	360,398	829,088	763,573
Operating expenses (recovery)	213,891	179,258	401,315	363,667
Administrative expenses	13,548	10,966	21,873	19,036
Depreciation and amortization	84,754	76,228	170,611	156,511
Loss on foreign exchange	0	0	0	0
Operating income (loss), before gain on sale of renewable assets				224,359
Gain on sale of renewable assets				0
Operating income	95,866	93,946	235,289	224,359
Interest expense	(42,724)	(23,860)	(81,202)	(45,286)
Income (loss) from long-term investments	9,332	5,265	19,660	9,774
Other expenses	(41,010)	(2,898)	(45,259)	(7,786)
Loss before income taxes	21,464	72,453	128,488	181,061
Property, plant and equipment	8,757,413		8,757,413		8,554,938
Investments carried at fair value	1,799		1,799		1,984
Equity-method investees	57,586		57,586		56,199
Total assets	12,247,694		12,247,694		12,109,575
Capital expenditures	225,505	179,878	372,886	435,463
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	14,200	12,559	28,218	27,547
Renewable Energy Group | Operating Segments
Revenue
Revenue	71,694	92,141	150,410	177,901
Fuel, power and water purchased	3,782	9,646	11,588	22,585
Net revenue	77,292	89,703	159,573	171,868
Operating expenses (recovery)	27,737	27,053	60,447	54,643
Administrative expenses	11,044	8,510	18,474	16,055
Depreciation and amortization	33,291	36,057	68,836	75,474
Loss on foreign exchange	0	0	0	0
Operating income (loss), before gain on sale of renewable assets				25,696
Gain on sale of renewable assets				1,200
Operating income	5,220	18,083	11,816	26,896
Interest expense	(16,420)	(14,862)	(31,315)	(30,575)
Income (loss) from long-term investments	26,259	26,675	59,526	54,301
Other expenses	(1,197)	(4,723)	(1,197)	(4,978)
Loss before income taxes	13,862	25,173	38,830	45,644
Property, plant and equipment	3,550,202		3,550,202		3,360,687
Investments carried at fair value	1,211,919		1,211,919		1,342,223
Equity-method investees	322,141		322,141		310,103
Total assets	5,401,782		5,401,782		$ 5,251,933
Capital expenditures	19,704	67,660	42,072	139,774
Renewable Energy Group | Operating Segments | Other revenue
Revenue
Other revenue	$ 9,380	$ 7,208	$ 20,751	$ 16,552